Cover	May 19, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 19, 2026
Entity File Number	001-40254
Entity Registrant Name	CORVEX, INC.
Entity Central Index Key	0001734750
Entity Tax Identification Number	82-4233771
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3401 North Fairfax Drive
Entity Address, Address Line Two	Suite 3230
Entity Address, City or Town	Arlington
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22226
City Area Code	866
Local Phone Number	438-4787
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	MOVE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false